Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Commitments and Contingencies
19.	Commitments and Contingencies

(1)	As of December 31, 2024, major commitments with local financial institutions are as follows:

(In millions of Korean won and foreign currencies in thousands)	Financial institution	Limit		Used amount
Bank overdraft	Kookmin Bank and others	￦	374,000	—
Inter-Korean Cooperation Fund	Export-Import Bank of Korea		37,700	987
Economic Cooperation Business Insurance	Export-Import Bank of Korea		3,240	1,732
Collateralized loan on electronic accounts receivable-trade	Kookmin Bank and others		541,650	37,277
Plus electronic notes payable	Industrial Bank of Korea		50,000	3,058
Working capital loan	Korea Development Bank and others		1,584,440	303,140
	Shinhan Bank		USD 65,037	USD 65,037
	Woori Bank		EUR 6,900	EUR 6,900
Facility loans	Shinhan Bank and others		824,000	195,924
Derivatives transaction limit	Korea Development Bank and others		USD 2,120,000	USD 2,120,000

Total	KRW		3,415,030	542,118
	USD		USD 2,185,037	USD 2,185,037
	EUR		EUR 6,900	EUR 6,900

(2)	As of December 31, 2024, guarantees received from financial institutions are as follows:

(In millions of Korean won and foreign currencies in thousands)	Financial institution	Limit
Hana Bank	Guarantee for payment in Korean currency	4,000
	Comprehensive credit line and others	2,900
	Guarantee for payment in foreign currency	USD 59
	Comprehensive credit line and others	USD 10,300
	Performance guarantee and others	USD 59
Kookmin Bank	Guarantee for payment in foreign currency	USD 3,186
Shinhan Bank	Guarantee for payment in Korean currency	710
	Guarantee for payment in foreign currency and others	USD 98,842
	Corporate card issuance guarantee	VND 222,914
Woori Bank	Guarantee for payment in Korean currency	5,100
	Guarantee for payment in foreign currency	USD 7,000
	Guarantee for payment in foreign currency	EUR 6,900
	Performance guarantee and others	USD 270
HSBC	Guarantees for depositions	USD 807
Seoul Guarantee Insurance Company	Performance guarantee and others	404,991
Korea Software Financial Cooperative	Performance guarantee and others	1,611,632
Korea Specialty Contractor Financial Cooperative	Performance guarantee and others	135

(In millions of Korean won and foreign currencies in thousands)	Financial institution	Limit
Korea Housing Finance Corporation	Performance guarantee and others	26,526
Korea Housing & Urban Guarantee Corporation 1	Performance guarantee and others	691,530
Information & Communication Financial Cooperative	Performance guarantee and others	838,244

Total	KRW	3,585,768
	USD	120,523
	EUR	6,900
	VND	222,914

1	Inventory assets ( ￦ 449,448 million) and investment properties ( ￦ 494,487 million) are provided as collateral with commitment respectively, as of December 31, 2024.

(3)	As of December 31, 2024, guarantees provided by the Group to third parties are as follows:

(In millions of Korean won)	Subject to payment guarantees	Creditor	Limit	Used amount	Period
KT Estate Inc	Wonju Bando U-bora Mark Bridge Buyer	Hana Bank	103,000	68,780	Aug. 5, 2022 ~ Feb. 28, 2025
KT Engineering Co., Ltd. 1	Gasan Solar Power Plant Inc.	Shinhan Bank	4,700	28	Jan. 7, 2010 ~ Jan. 8, 2025
Nasmedia Co., Ltd.	Stockholders Association Members	Korea Securities Finance Corp	748	249	—

1	KT Engineering Co., Ltd., a subsidiary of the Group, is subject to payment, depending on the reimbursement of principal debtor.

(4)
The Controlling Company is jointly and severally obligated with KT Sat Co., Ltd., a subsidiary, to pay KT Sat Co., Ltd.’s liabilities incurred prior to spin-off.
As of December 31, 2024, the Controlling Company and KT Sat Co., Ltd. are jointly and severally liable for reimbursement of
￦
433 million.

(5)
For the year ended December 31, 2023 and 2024 the Group entered into agreements with the Securitization Specialty Companies (2023: First 5G 67
th
to 72
nd
Securitization Specialty Co., Ltd. 2024: First 5G 73
rd
to 78
th
Securitization Specialty Co., Ltd.,) and disposed of its trade receivables related to handset sales. The Group also made asset management agreements with each securitization specialty company and in accordance with the agreement, the Group will receive asset management fees upon liquidation of the securitization specialty company.

(6)
As of December 31, 2024, the Group is a defendant in 151 lawsuits with the total claimed amount of
￦
141,941 million (As of December 31, 2023:
￦
167,834 million). As of December 31, 2024, litigation provisions of
￦
21,690 million for pending lawsuits and unasserted claims are recorded as liabilities for potential loss in the ordinary course of business. The final outcomes of the cases cannot be estimated as of December 31, 2024 (Note 16).

(7)	Under the agreement of bond issuance and borrowings, the Group is required to maintain certain financial ratios such as debt-to-equity ratio, use the funds for the designated purpose and report to the creditors periodically. The covenant also contains restriction on provision of additional collateral and disposal of certain assets.

(8)	As of December 31, 2024, the Group participates in Algerie Sidi Abdela new town development consortium (percentage of ownership: 2.5%) and has joint liability with other consortium participants.

(9)	As of December 31, 2024, the contract amount of properties and equipments acquisition agreement made but not yet recognized amounts to ￦ 350,949 million (As of December 31, 2023: ￦ 489,231 million).

(10)	As of December 31, 2024, there are derivatives generated by the Group granting Drag-Along Right to financial investors participating in paid-in capital increase of K Bank Inc. (Note 7).

(11)
The Group entered into an agreement with financial investors of Epsilon Global Communications Pte regarding the acquisition of shares contract. If certain conditions are not met in the future as disclosed in the terms and conditions of the agreement, financial investors may exercise
Tag-Along
Right, Drag-Along Right, and the right to sell shares for the convertible preferred shares they hold (Note 7).

(12)
The Group has an obligation for additional contributions as per agreement to Storm Ventures FUND VII and others. As of December 31, 2024, remaining amounts of USD 33,100 thousand and JPY 240,000 thousand will be invested through the Capital Call method in the future.

(13)
As of December 31, 2024, the Group has the amount of
￦
201,615 million (40%) of joint responsibility obligation and
￦
302,423 million (60%) of obligation to provide financial support as a construction investor during the construction period with respect to K Defense Co., Ltd. established in accordance with the Private Investment Act on Social Infrastructure. During the operating period, the Group has the amount of
￦
438,312 million (100%) of obligation to provide financial support as an operating investor.

(14)
The Group has an agreement related to a stock sale contract with HYUNDAI MOBIS Co., Ltd., and HYUNDAI MOTOR COMPANY. If the Company intends to dispose of the acquired stocks to a third party after a certain period has elapsed from the date of the contract and the acquired stocks are to be disposed to a third party, HYUNDAI MOBIS Co., Ltd., and HYUND AI MOTOR COMPANY may exercise a preferential purchase right to designate a buyer with priority.

(15)
During the prior period, the Group entered into an agreement with equity investors who participated in the equity acquisition contract of kt Cloud Co., Ltd. According to this agreement, if conditions per the agreement are met, the financial investor may exercise a
Tag-Along
or a
Put-Option
to the Group in the future. In relation to this contract, the Group and the financial investor may settle mutual profits if there is a difference between the confirmed public offering price and the preliminary public offering price (Note 7).

(16)
As of December 31, 2024, The Group has the obligation of paying Minimum Guarantee as utilizing product bundling of Tving Co., Ltd., and the right to be paid a certain proportion of the excess as per agreement.

(17)
As of December 31, 2024, The Group entered into a shareholders’ agreement with the Government of Rwanda in connection with its equity investment in KT Rwanda. Under this agreement, the Company holds a put option that allows it to require the Government of Rwanda to purchase its shares in the event of a breach of the agreement.

(18)	Details of investment properties provided as collateral as December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	December 31, 2023
Collateral	Carrying amount		Secured amount	Related account	Related amount	Mortgagee
Land and buildings	￦	81,057	64,680	Borrowings	54,900	Industrial Bank of Korea/Shinhan Bank/Standard Chartered Bank
Land and buildings		555,921	64,877	Deposits received	55,965	leaseholder

(in millions of Korean won)	December 31, 2024
Collateral	Carrying amount		Secured amount	Related account	Related amount	Mortgagee
Land and buildings	￦	79,959	76,668	Borrowings	63,890	Industrial Bank of Korea/Shinhan Bank/Standard Chartered Bank
Land and buildings		541,351	68,019	Deposits received	58,062	leaseholder

(19)
The Group has established a supplier finance agreement with some suppliers, and suppliers participating in the supplier finance agreement can receive early payment on invoices sent to the Group from the Group’s external finance provider. The Group pays the finance provider in accordance with the usual payment terms to settle the debt. As of December 31, 2024, all financial liabilities subject to the supplier finance agreement are included in trade and other payables, and the carrying amount is
￦
16,081 million. Of these, the carrying amount of the part that the suppliers have already received from the finance provider is
￦
9,746 million. There were no significant
non-cash
changes in the carrying amount of the trade and other payables included in the Group’s supplier finance agreement.